Cover	Nov. 14, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 14, 2023
Current Fiscal Year End Date	--12-29
Entity File Number	001-35803
Entity Registrant Name	Mallinckrodt plc
Entity Central Index Key	0001567892
Entity Tax Identification Number	98-1088325
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	College Business & Technology Park
Entity Address, Address Line Two	Cruiserath
Entity Address, Address Line Three	Blanchardstown
Entity Address, City or Town	Dublin
Entity Address, Country	IE
Entity Address, Postal Zip Code	15
Country Region	353
City Area Code	1
Local Phone Number	696 0000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, par value $0.01 per share
Trading Symbol	MNKTQ(1)
Entity Emerging Growth Company	false